Accounts Receivable, Net	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following at June 30:

	2025	2024
Accounts receivable	$287,836	$353,444
Less: allowance for CECL	(102,782)	(95,806)
Accounts receivable, net	$185,054	$257,638

The movement of allowance for CECL are as follows:

	2025	2024
Beginning balance	$95,806	$125,516
Addition (reversal)	7,521	(29,992)
Exchange difference	(545)	282
Balance at end of the year ended June 30	$102,782	$95,806